UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Equity Index Fund

Schedule of Investments

March 31, 2013 (Unaudited)

Mutual Funds (100.2%)	Fair Value
S&P 500 Stock Master Portfolio	$20,629,102

TOTAL INVESTMENTS - 100.2%	$20,629,102

Percentages based on net assets of $20,585,705.

See accompanying notes to the Schedule of Investments.

1

Sterling Capital Equity Index Fund

Notes to the Schedule of Investments (Unaudited)

March 31, 2013

1.	Organization:

The Sterling Capital Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the Sterling Capital Funds, a Massachusetts business trust organized in 1992. The Fund invests all of its investable assets in the S&P 500 Stock Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. BlackRock Fund Advisors serves as investment advisor for the Master Portfolio. The Master Portfolio’s Schedule of Investments is included in this Form and should be read in conjunction with the Fund’s Schedule of Investments (“Schedule”). The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 1.08% in the net assets of the Master Portfolio at March 31, 2013.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedule requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — The Fund records its investment in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in MIP’s most recent financial statements as contained in this Fund’s most recent annual report.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2013, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investment as of March 31, 2013 is as follows:

	Level 1– Quoted Inputs	Level 2– Other Significant Observable Inputs	Level 3– Other Significant Unobservable Inputs	Total Fair Value

Investment in Master Portfolio	$20,629,102	$—	$—	$20,629,102

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Federal Income Taxes — It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Fund’s financial statements.

2

Sterling Capital Equity Index Fund

Notes to the Schedule of Investments (Unaudited) — (continued)

March 31, 2013

3.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period ended March 31, 2013, the Fund did not incur any interest or penalties.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At December 31, 2012, the Fund had the following net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Amount		Expires
$ 519,736		2013
612,669		2014
3,549,980		2016
1,338,848	.	2017
2,743,646		2018
206		Short-term Losses*
942,969		Long-term Losses*

$9,708,054

*	Post-enactment capital losses must be utilized prior to losses subject to expiration.

Under current tax law, capital losses realized after October 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $1,479,810 of deferred qualified late-year losses, which were treated as arising on the first business day of the current fiscal year.

3

Schedule of Investments March 31, 2013 (Unaudited)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 2.3%
The Boeing Co.	89,525	$7,685,721
General Dynamics Corp.	43,696	3,081,005
Honeywell International, Inc.	103,106	7,769,037
L-3 Communications Holdings, Inc.	11,853	959,145
Lockheed Martin Corp.	35,229	3,400,303
Northrop Grumman Corp.	31,228	2,190,644
Precision Castparts Corp.	19,263	3,652,650
Raytheon Co.	42,841	2,518,622
Rockwell Collins, Inc.	18,000	1,136,160
Textron, Inc. (a)	35,792	1,066,960
United Technologies Corp.	110,940	10,365,124

		43,825,371

Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc. (a)	21,183	1,259,541
Expeditors International of Washington, Inc.	27,221	972,062
FedEx Corp.	38,467	3,777,460
United Parcel Service, Inc., Class B	94,069	8,080,527

		14,089,590

Airlines – 0.1%
Southwest Airlines Co.	95,955	1,293,473

Auto Components – 0.3%
BorgWarner, Inc. (b)	15,240	1,178,662
Delphi Automotive Plc	38,578	1,712,863
The Goodyear Tire & Rubber Co. (b)	32,127	405,121
Johnson Controls, Inc. (a)	90,003	3,156,405

		6,453,051

Automobiles – 0.4%
Ford Motor Co.	515,957	6,784,834
Harley-Davidson, Inc. (a)	29,719	1,584,023

		8,368,857

Beverages – 2.3%
Beam, Inc.	21,077	1,339,233
Brown-Forman Corp., Class B (a)	19,925	1,422,645
The Coca-Cola Co.	504,315	20,394,499
Coca-Cola Enterprises, Inc.	34,581	1,276,730
Constellation Brands, Inc., Class A (b)	20,031	954,277
Dr. Pepper Snapple Group, Inc.	26,837	1,259,997
Molson Coors Brewing Co., Class B	20,512	1,003,652
Monster Beverage Corp. (b)	18,992	906,678
PepsiCo, Inc.	202,964	16,056,482

		44,614,193

Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc. (b)	25,672	2,365,418
Amgen, Inc.	98,490	10,096,210
Biogen Idec, Inc. (b)	31,085	5,996,607
Celgene Corp. (b)	55,110	6,387,800
Gilead Sciences, Inc. (b)	200,272	9,799,309

		34,645,344

	Shares	Value
Common Stocks
Building Products – 0.1%
Masco Corp. (a)	46,895	$949,624

Capital Markets – 2.0%
Ameriprise Financial, Inc. (a)	26,798	1,973,673
The Bank of New York Mellon Corp.	153,146	4,286,556
BlackRock, Inc. (c)	16,544	4,249,823
The Charles Schwab Corp.	144,543	2,556,966
E*Trade Financial Corp. (b)	33,617	360,038
Franklin Resources, Inc. (a)	18,168	2,739,916
The Goldman Sachs Group, Inc.	57,584	8,473,485
Invesco Ltd.	58,083	1,682,084
Legg Mason, Inc. (a)	15,164	487,522
Morgan Stanley	180,713	3,972,072
Northern Trust Corp. (a)	28,648	1,563,035
State Street Corp.	60,144	3,553,909
T. Rowe Price Group, Inc.	34,063	2,550,297

		38,449,376

Chemicals – 2.3%
Air Products & Chemicals, Inc.	27,339	2,381,774
Airgas, Inc. (a)	9,009	893,332
CF Industries Holdings, Inc.	8,285	1,577,215
The Dow Chemical Co. (a)	158,422	5,044,156
E.I. du Pont de Nemours & Co.	122,900	6,041,764
Eastman Chemical Co.	20,241	1,414,239
Ecolab, Inc. (a)	34,912	2,799,244
FMC Corp.	18,096	1,032,015
International Flavors & Fragrances, Inc. (a)	10,697	820,139
LyondellBasell Industries NV, Class A	49,939	3,160,639
Monsanto Co.	70,485	7,445,331
The Mosaic Co.	36,387	2,169,029
PPG Industries, Inc.	18,787	2,516,331
Praxair, Inc. (a)	39,008	4,350,952
The Sherwin-Williams Co.	11,286	1,906,093
Sigma-Aldrich Corp. (a)	15,804	1,227,655

		44,779,908

Commercial Banks – 2.7%
BB&T Corp.	92,040	2,889,136
Comerica, Inc. (a)	24,746	889,619
Fifth Third Bancorp	115,281	1,880,233
First Horizon National Corp. (a)	32,056	342,358
Huntington Bancshares, Inc.	111,052	820,674
KeyCorp	121,751	1,212,640
M&T Bank Corp. (a)	16,079	1,658,710
The PNC Financial Services Group, Inc. (c)	69,508	4,622,282
Regions Financial Corp.	185,828	1,521,931
SunTrust Banks, Inc.	70,871	2,041,793
US Bancorp	245,217	8,320,213
Wells Fargo & Co.	644,897	23,854,740
Zions Bancorporation (a)	24,132	603,059

		50,657,388

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Commercial Services & Supplies – 0.6%
The ADT Corp.	30,559	$1,495,558
Avery Dennison Corp.	13,127	565,380
Cintas Corp.	13,833	610,450
Iron Mountain, Inc. (a)	21,985	798,275
Pitney Bowes, Inc. (a)	26,420	392,601
Republic Services, Inc. (a)	39,214	1,294,062
Stericycle, Inc. (b)	11,316	1,201,533
Tyco International Ltd.	61,279	1,960,928
Waste Management, Inc. (a)	57,504	2,254,732

		10,573,519

Communications Equipment – 1.9%
Cisco Systems, Inc.	701,458	14,667,487
F5 Networks, Inc. (b)	10,347	921,711
Harris Corp. (a)	14,867	688,937
JDS Uniphase Corp. (b)	30,917	413,360
Juniper Networks, Inc. (b)	67,728	1,255,677
Motorola Solutions, Inc. (a)	36,343	2,327,042
QUALCOMM, Inc.	226,032	15,132,842

		35,407,056

Computers & Peripherals – 4.0%
Apple, Inc.	123,546	54,685,166
Dell, Inc.	192,070	2,752,363
EMC Corp. (b)	276,830	6,613,469
Hewlett-Packard Co.	257,007	6,127,047
NetApp, Inc. (b)	47,387	1,618,740
SanDisk Corp. (b)	31,820	1,750,100
Seagate Technology Plc	42,078	1,538,372
Western Digital Corp.	28,537	1,434,840

		76,520,097

Construction & Engineering – 0.2%
Fluor Corp. (a)	21,412	1,420,258
Jacobs Engineering Group, Inc. (b)	17,145	964,235
Quanta Services, Inc. (b)	28,020	800,811

		3,185,304

Construction Materials – 0.1%
Vulcan Materials Co. (a)	17,085	883,294

Consumer Finance – 0.9%
American Express Co. (a)	126,472	8,531,801
Capital One Financial Corp.	76,585	4,208,346
Discover Financial Services	65,224	2,924,644
SLM Corp. (a)	59,746	1,223,598

		16,888,389

Containers & Packaging – 0.1%
Ball Corp.	19,705	937,564
Bemis Co. (a)	13,527	545,950
Owens-Illinois, Inc. (b)	21,587	575,294
Sealed Air Corp.	25,650	618,421

		2,677,229

Distributors – 0.1%
Genuine Parts Co. (a)	20,376	1,589,328

	Shares	Value
Common Stocks
Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)(b)	13,092	$227,670
H&R Block, Inc.	35,603	1,047,440

		1,275,110

Diversified Financial Services – 3.5%
Bank of America Corp.	1,423,493	17,338,145
Citigroup, Inc.	399,775	17,686,046
CME Group, Inc.	40,360	2,477,701
IntercontinentalExchange, Inc. (b)	9,560	1,558,949
JPMorgan Chase & Co.	503,543	23,898,151
Leucadia National Corp.	38,459	1,054,930
Moody’s Corp.	25,513	1,360,353
The NASDAQ OMX Group, Inc. (a)	15,543	502,039
NYSE Euronext	31,963	1,235,050

		67,111,364

Diversified Telecommunication Services – 2.6%
AT&T, Inc.	722,564	26,510,873
CenturyLink, Inc. (a)	82,307	2,891,445
Frontier Communications Corp. (a)	130,617	519,856
Verizon Communications, Inc. (a)	376,030	18,481,874
Windstream Corp. (a)	77,570	616,682

		49,020,730

Electric Utilities – 1.9%
American Electric Power Co., Inc.	63,875	3,106,241
Duke Energy Corp. (a)	92,694	6,728,658
Edison International	42,845	2,155,961
Entergy Corp. (a)	23,415	1,480,765
Exelon Corp.	112,459	3,877,586
FirstEnergy Corp.	54,998	2,320,916
NextEra Energy, Inc.	55,752	4,330,815
Northeast Utilities, Inc.	41,332	1,796,289
Pepco Holdings, Inc.	30,140	644,996
Pinnacle West Capital Corp.	14,397	833,442
PPL Corp. (a)	76,649	2,399,880
The Southern Co. (a)	114,372	5,366,334
Xcel Energy, Inc.	64,206	1,906,918

		36,948,801

Electrical Equipment – 0.6%
Eaton Corp. Plc	61,964	3,795,295
Emerson Electric Co. (a)	95,010	5,308,209
Rockwell Automation, Inc.	18,382	1,587,286
Roper Industries, Inc. (a)	13,002	1,655,284

		12,346,074

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A (a)	21,023	1,569,367
Corning, Inc.	193,989	2,585,873
Flir Systems, Inc. (a)	19,150	498,092
Jabil Circuit, Inc.	24,337	449,748
Molex, Inc. (a)	18,247	534,272
TE Connectivity Ltd. (a)	55,340	2,320,406

		7,957,758

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Energy Equipment & Services – 1.8%
Baker Hughes, Inc.	58,104	$2,696,607
Cameron International Corp. (b)	32,593	2,125,064
Diamond Offshore Drilling, Inc. (a)	9,167	637,656
Ensco Plc, Class A (a)	30,565	1,833,900
FMC Technologies, Inc. (b)	31,231	1,698,654
Halliburton Co.	122,570	4,953,054
Helmerich & Payne, Inc.	13,965	847,675
Nabors Industries Ltd.	38,308	621,356
National Oilwell Varco, Inc.	56,116	3,970,207
Noble Corp.	33,220	1,267,343
Rowan Cos. Plc, Class A (b)	16,267	575,201
Schlumberger Ltd.	174,740	13,086,279

		34,312,996

Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	57,305	6,080,634
CVS Caremark Corp.	162,021	8,909,535
The Kroger Co.	68,175	2,259,319
Safeway, Inc.	31,467	829,155
Sysco Corp. (a)	77,047	2,709,743
Wal-Mart Stores, Inc.	220,046	16,466,042
Walgreen Co.	113,128	5,393,943
Whole Foods Market, Inc.	22,670	1,966,623

		44,614,994

Food Products – 1.8%
Archer-Daniels-Midland Co.	86,617	2,921,591
Campbell Soup Co. (a)	23,526	1,067,139
ConAgra Foods, Inc.	54,420	1,948,780
Dean Foods Co. (b)	24,517	444,493
General Mills, Inc.	85,048	4,193,717
H.J. Heinz Co.	42,172	3,047,771
The Hershey Co. (a)	19,741	1,727,930
Hormel Foods Corp. (a)	17,695	731,157
The J.M. Smucker Co.	14,132	1,401,329
Kellogg Co.	32,836	2,115,624
Kraft Foods Group, Inc.	77,938	4,016,145
McCormick & Co., Inc. (a)	17,442	1,282,859
Mead Johnson Nutrition Co.	26,646	2,063,733
Mondelez International, Inc., Class A	233,926	7,160,475
Tyson Foods, Inc., Class A (a)	37,399	928,243

		35,050,986

Gas Utilities – 0.1%
AGL Resources, Inc.	15,467	648,841
ONEOK, Inc. (a)	26,953	1,284,849

		1,933,690

Health Care Equipment & Supplies – 1.7%
Baxter International, Inc.	71,855	5,219,547
Becton Dickinson & Co. (a)	25,541	2,441,975
Boston Scientific Corp. (b)	178,860	1,396,897
C.R. Bard, Inc.	10,012	1,009,009
CareFusion Corp. (b)	29,255	1,023,632
Covidien Plc	62,122	4,214,356

	Shares	Value
Common Stocks
Health Care Equipment & Supplies (concluded)
DENTSPLY International, Inc. (a)	18,770	$796,223
Edwards Lifesciences Corp. (b)	15,035	1,235,276
Intuitive Surgical, Inc. (b)	5,278	2,592,501
Medtronic, Inc. (a)	133,038	6,247,465
St. Jude Medical, Inc. (a)	37,222	1,505,258
Stryker Corp. (a)	38,032	2,481,208
Varian Medical Systems, Inc. (b)	14,380	1,035,360
Zimmer Holdings, Inc. (a)	22,308	1,678,008

		32,876,715

Health Care Providers & Services – 1.8%
Aetna, Inc. (a)	43,193	2,208,026
AmerisourceBergen Corp. (a)	30,324	1,560,170
Cardinal Health, Inc.	44,823	1,865,533
Cigna Corp. (a)	37,616	2,346,110
Coventry Health Care, Inc.	17,644	829,797
DaVita HealthCare Partners, Inc. (b)	11,095	1,315,756
Express Scripts Holding Co. (b)	107,669	6,207,118
Humana, Inc.	20,784	1,436,382
Laboratory Corp. of America Holdings (b)	12,271	1,106,844
McKesson Corp.	30,659	3,309,946
Patterson Cos., Inc. (a)	10,994	418,212
Quest Diagnostics, Inc. (a)	20,785	1,173,313
Tenet Healthcare Corp. (b)	13,766	654,986
UnitedHealth Group, Inc.	134,826	7,713,396
WellPoint, Inc.	39,985	2,648,207

		34,793,796

Health Care Technology – 0.1%
Cerner Corp. (b)	19,247	1,823,653

Hotels, Restaurants & Leisure – 1.7%
Carnival Corp.	58,513	2,006,996
Chipotle Mexican Grill, Inc. (b)	4,090	1,332,808
Darden Restaurants, Inc. (a)	16,998	878,457
International Game Technology (a)	35,015	577,748
Marriott International, Inc., Class A	32,104	1,355,752
McDonald’s Corp.	131,923	13,151,404
Starbucks Corp.	98,565	5,614,262
Starwood Hotels & Resorts Worldwide, Inc.	25,519	1,626,326
Wyndham Worldwide Corp.	18,009	1,161,220
Wynn Resorts Ltd. (a)	10,488	1,312,678
Yum! Brands, Inc.	59,286	4,265,035

		33,282,686

Household Durables – 0.3%
D.R. Horton, Inc. (a)	36,810	894,483
Garmin Ltd. (a)	14,415	476,272
Harman International Industries, Inc. (a)	8,924	398,278
Leggett & Platt, Inc. (a)	18,752	633,443
Lennar Corp., Class A (a)	21,697	899,991
Newell Rubbermaid, Inc. (a)	37,613	981,699
PulteGroup, Inc. (b)	44,766	906,064

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Household Durables (concluded)
Whirlpool Corp.	10,325	$1,223,099

		6,413,329

Household Products – 2.1%
The Clorox Co. (a)	17,218	1,524,309
Colgate-Palmolive Co.	57,859	6,829,098
Kimberly-Clark Corp. (a)	51,020	4,998,940
The Procter & Gamble Co.	359,379	27,693,746

		41,046,093

Independent Power Producers & Energy Traders – 0.1%
The AES Corp.	81,305	1,022,004
NRG Energy, Inc.	42,564	1,127,520

		2,149,524

Industrial Conglomerates – 2.4%
3M Co. (a)	83,518	8,878,799
Danaher Corp.	76,325	4,743,599
General Electric Co.	1,368,144	31,631,489

		45,253,887

Insurance – 4.0%
ACE Ltd.	44,631	3,970,820
Aflac, Inc.	61,471	3,197,721
The Allstate Corp.	62,858	3,084,442
American International Group, Inc. (b)	194,207	7,539,116
Aon Plc	41,026	2,523,099
Assurant, Inc.	10,347	465,719
Berkshire Hathaway, Inc., Class B (b)	239,958	25,003,624
The Chubb Corp.	34,383	3,009,544
Cincinnati Financial Corp. (a)	19,305	911,003
Genworth Financial, Inc., Class A (b)	64,933	649,330
Hartford Financial Services Group, Inc.	57,401	1,480,946
Lincoln National Corp. (a)	35,776	1,166,655
Loews Corp.	40,834	1,799,554
Marsh & McLennan Cos., Inc.	72,119	2,738,358
MetLife, Inc.	143,853	5,469,291
Principal Financial Group, Inc. (a)	36,322	1,236,038
The Progressive Corp.	73,071	1,846,504
Prudential Financial, Inc.	61,161	3,607,887
Torchmark Corp.	12,356	738,889
The Travelers Cos., Inc.	49,751	4,188,537
Unum Group (a)	35,570	1,004,853
XL Group Plc	38,874	1,177,882

		76,809,812

Internet & Catalog Retail – 1.1%
Amazon.com, Inc. (b)	47,839	12,748,615
Expedia, Inc. (a)	12,294	737,763
Netflix, Inc. (b)	7,362	1,394,437
priceline.com, Inc. (b)	6,560	4,512,821

	Shares	Value
Common Stocks
Internet & Catalog Retail (concluded)
T8ripAdvisor, Inc. (b)	14,464	$759,649

		20,153,285

Internet Software & Services – 2.1%
Akamai Technologies, Inc. (b)	23,394	825,574
eBay, Inc. (b)	153,499	8,322,716
Google, Inc., Class A (b)	35,131	27,895,068
VeriSign, Inc. (a)(b)	20,116	951,084
Yahoo! Inc. (b)	127,596	3,002,334

		40,996,776

IT Services – 3.7%
Accenture Plc, Class A	84,759	6,439,141
Automatic Data Processing, Inc.	63,796	4,148,016
Cognizant Technology Solutions Corp., Class A (b)	39,691	3,040,728
Computer Sciences Corp. (a)	20,185	993,708
Fidelity National Information Services, Inc.	38,548	1,527,272
Fiserv, Inc. (b)	17,533	1,539,923
International Business Machines Corp.	137,844	29,402,125
MasterCard, Inc., Class A (a)	13,895	7,519,001
Paychex, Inc. (a)	42,590	1,493,631
SAIC, Inc. (a)	37,300	505,415
Teradata Corp. (b)	21,848	1,278,326
Total System Services, Inc.	21,060	521,867
Visa, Inc., Class A	67,862	11,525,682
The Western Union Co.	74,970	1,127,549

		71,062,384

Leisure Equipment & Products – 0.1%
Hasbro, Inc. (a)	15,142	665,339
Mattel, Inc. (a)	45,301	1,983,731

		2,649,070

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	45,668	1,916,686
Life Technologies Corp. (b)	22,609	1,461,219
PerkinElmer, Inc.	15,012	505,004
Thermo Fisher Scientific, Inc.	47,077	3,600,920
Waters Corp. (b)	11,321	1,063,155

		8,546,984

Machinery – 1.7%
Caterpillar, Inc.	86,170	7,494,205
Cummins, Inc.	23,220	2,689,108
Deere & Co. (a)	51,274	4,408,539
Dover Corp. (a)	23,009	1,676,896
Flowserve Corp.	6,344	1,063,952
Illinois Tool Works, Inc. (a)	54,675	3,331,894
Ingersoll-Rand Plc	36,297	1,996,698
Joy Global, Inc. (a)	13,956	830,661
PACCAR, Inc. (a)	46,484	2,350,231
Pall Corp. (a)	14,606	998,612
Parker Hannifin Corp.	19,613	1,796,159

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery (concluded)
Pentair Ltd., Registered Shares (a)	27,160	$1,432,690
Snap-On, Inc.	7,682	635,301
Stanley Black & Decker, Inc. (a)	21,083	1,707,091
Xylem, Inc.	24,456	674,007

		33,086,044

Media – 3.5%
Cablevision Systems Corp., New York Group, Class A	28,088	420,197
CBS Corp., Class B	77,026	3,596,344
Comcast Corp., Class A	347,317	14,590,787
DIRECTV (b)	75,383	4,267,432
Discovery Communications, Inc., Class A (b)	32,254	2,539,680
Gannett Co., Inc. (a)	30,197	660,408
The Interpublic Group of Cos., Inc.	54,608	711,542
The McGraw-Hill Cos., Inc. (a)	36,923	1,922,950
News Corp., Class A	263,162	8,031,704
Omnicom Group, Inc. (a)	34,426	2,027,691
Scripps Networks Interactive, Class A	11,327	728,779
Time Warner Cable, Inc.	38,902	3,736,926
Time Warner, Inc.	123,022	7,088,528
Viacom, Inc., Class B	59,944	3,690,752
The Walt Disney Co.	237,516	13,490,909
The Washington Post Co., Class B (a)	597	266,859

		67,771,488

Metals & Mining – 0.6%
Alcoa, Inc.	140,565	1,197,614
Allegheny Technologies, Inc. (a)	14,066	446,033
Cliffs Natural Resources, Inc. (a)	19,887	378,052
Freeport-McMoRan Copper & Gold, Inc.	124,895	4,134,024
Newmont Mining Corp.	65,327	2,736,548
Nucor Corp. (a)	41,773	1,927,824
United States Steel Corp. (a)	18,890	368,355

		11,188,450

Multi-Utilities – 1.2%
Ameren Corp.	31,892	1,116,858
CenterPoint Energy, Inc.	56,220	1,347,031
CMS Energy Corp.	34,806	972,480
Consolidated Edison, Inc. (a)	38,515	2,350,570
Dominion Resources, Inc.	75,804	4,410,277
DTE Energy Co.	22,686	1,550,361
Integrys Energy Group, Inc. (a)	10,296	598,815
NiSource, Inc.	40,905	1,200,153
PG&E Corp. (a)	57,686	2,568,758
Public Service Enterprise Group, Inc. (a)	66,535	2,284,812
SCANA Corp. (a)	17,400	890,184
Sempra Energy (a)	29,755	2,378,615
TECO Energy, Inc. (a)	26,911	479,554

	Shares	Value
Common Stocks
Multi-Utilities (concluded)
Wisconsin Energy Corp. (a)	30,151	$1,293,176

		23,441,644

Multiline Retail – 0.8%
Dollar General Corp. (b)	39,781	2,012,123
Dollar Tree, Inc. (b)	29,854	1,445,829
Family Dollar Stores, Inc.	12,597	743,853
JC Penney Co., Inc. (a)	18,688	282,376
Kohl’s Corp. (a)	27,802	1,282,506
Macy’s, Inc.	52,016	2,176,350
Nordstrom, Inc. (a)	19,735	1,089,964
Target Corp. (a)	85,607	5,859,799

		14,892,800

Office Electronics – 0.1%
Xerox Corp. (a)	161,251	1,386,759

Oil, Gas & Consumable Fuels – 8.7%
Anadarko Petroleum Corp.	65,845	5,758,145
Apache Corp.	51,528	3,975,901
Cabot Oil & Gas Corp.	27,670	1,870,769
Chesapeake Energy Corp. (a)	68,458	1,397,228
Chevron Corp.	255,610	30,371,580
ConocoPhillips	160,623	9,653,442
CONSOL Energy, Inc.	30,058	1,011,452
Denbury Resources, Inc. (b)	49,245	918,419
Devon Energy Corp.	49,658	2,801,704
EOG Resources, Inc.	35,745	4,577,862
EQT Corp.	19,791	1,340,840
Exxon Mobil Corp.	589,497	53,119,575
Hess Corp.	39,078	2,798,376
Kinder Morgan, Inc.	83,090	3,213,921
Marathon Oil Corp.	93,080	3,138,658
Marathon Petroleum Corp.	43,629	3,909,158
Murphy Oil Corp.	23,864	1,520,853
Newfield Exploration Co. (b)	17,641	395,511
Noble Energy, Inc.	23,617	2,731,542
Occidental Petroleum Corp.	106,003	8,307,455
Peabody Energy Corp.	35,426	749,260
Phillips 66	81,801	5,723,616
Pioneer Natural Resources Co. (a)	17,406	2,162,696
QEP Resources, Inc.	23,475	747,444
Range Resources Corp.	21,412	1,735,229
Southwestern Energy Co. (b)	46,157	1,719,810
Spectra Energy Corp.	87,867	2,701,910
Tesoro Corp.	18,116	1,060,692
Valero Energy Corp.	72,723	3,308,169
The Williams Cos., Inc.	89,637	3,357,802
WPX Energy, Inc. (b)	26,419	423,232

		166,502,251

Paper & Forest Products – 0.2%
International Paper Co.	58,025	2,702,805
MeadWestvaco Corp.	23,084	837,949

		3,540,754

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Personal Products – 0.2%
Avon Products, Inc.	56,822	$1,177,920
The Estée Lauder Cos., Inc., Class A	31,549	2,020,083

		3,198,003

Pharmaceuticals – 6.2%
Abbott Laboratories	206,705	7,300,821
AbbVie, Inc.	207,934	8,479,548
Actavis, Inc. (b)	16,807	1,548,093
Allergan, Inc.	40,454	4,515,880
Bristol-Myers Squibb Co. (a)	215,473	8,875,333
Eli Lilly & Co. (a)	131,377	7,460,900
Forest Laboratories, Inc. (b)	30,802	1,171,708
Hospira, Inc. (b)	21,732	713,461
Johnson & Johnson	367,755	29,983,065
Merck & Co., Inc.	397,686	17,589,652
Mylan, Inc. (b)	52,106	1,507,948
Perrigo Co. (a)	11,615	1,379,049
Pfizer, Inc.	945,908	27,298,905

		117,824,363

Professional Services – 0.1%
The Dun & Bradstreet Corp. (a)	5,403	451,961
Equifax, Inc.	15,829	911,592
Robert Half International, Inc. (a)	18,412	691,002

		2,054,555

Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp.	51,968	3,997,379
Apartment Investment & Management Co., Class A (a)	19,126	586,403
AvalonBay Communities, Inc.	14,991	1,898,910
Boston Properties, Inc.	19,941	2,015,237
Equity Residential	42,171	2,321,935
HCP, Inc.	59,628	2,973,052
Health Care REIT, Inc.	34,302	2,329,449
Host Hotels & Resorts, Inc. (a)	95,549	1,671,152
Kimco Realty Corp. (a)	53,505	1,198,512
Plum Creek Timber Co., Inc. (a)	21,336	1,113,739
ProLogis, Inc. (a)	60,863	2,433,303
Public Storage	18,972	2,889,815
Simon Property Group, Inc.	41,263	6,542,661
Ventas, Inc.	38,439	2,813,735
Vornado Realty Trust	22,273	1,862,914
Weyerhaeuser Co.	71,708	2,250,197

		38,898,393

Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A (b)	39,982	1,009,545

Road & Rail – 0.8%
CSX Corp.	134,388	3,309,976
Norfolk Southern Corp.	41,407	3,191,652
Ryder System, Inc. (a)	6,755	403,611
Union Pacific Corp.	61,745	8,793,106

		15,698,345

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment – 1.9%
Advanced Micro Devices, Inc. (a)(b)	79,792	$203,470
Altera Corp. (a)	42,004	1,489,882
Analog Devices, Inc. (a)	40,235	1,870,525
Applied Materials, Inc. (a)	157,809	2,127,265
Broadcom Corp., Class A	68,842	2,386,752
First Solar, Inc. (b)	7,836	211,259
Intel Corp.	650,819	14,220,395
KLA-Tencor Corp.	21,814	1,150,470
Lam Research Corp. (b)	21,407	887,534
Linear Technology Corp. (a)	30,570	1,172,971
LSI Corp. (b)	72,354	490,560
Microchip Technology, Inc. (a)	25,675	943,813
Micron Technology, Inc. (b)	134,322	1,340,534
NVIDIA Corp.	82,237	1,054,278
Teradyne, Inc. (a)(b)	24,978	405,143
Texas Instruments, Inc.	145,410	5,159,147
Xilinx, Inc.	34,386	1,312,514

		36,426,512

Software – 3.2%
Adobe Systems, Inc. (b)	65,599	2,854,212
Autodesk, Inc. (b)	29,516	1,217,240
BMC Software, Inc. (b)	17,342	803,455
CA, Inc.	43,868	1,104,158
Citrix Systems, Inc. (b)	24,510	1,768,642
Electronic Arts, Inc. (b)	39,587	700,690
Intuit, Inc.	36,639	2,405,350
Microsoft Corp.	991,898	28,378,202
Oracle Corp.	485,897	15,713,909
Red Hat, Inc. (b)	25,397	1,284,072
Salesforce.com, Inc. (b)	17,721	3,169,046
Symantec Corp. (b)	90,756	2,239,858

		61,638,834

Specialty Retail – 2.1%
Abercrombie & Fitch Co., Class A	10,482	484,268
AutoNation, Inc. (b)	5,077	222,119
AutoZone, Inc. (b)	4,786	1,898,941
Bed Bath & Beyond, Inc. (b)	29,786	1,918,814
Best Buy Co., Inc. (a)	34,919	773,456
CarMax, Inc. (b)	29,997	1,250,875
GameStop Corp., Class A (a)	15,975	446,821
The Gap, Inc.	39,030	1,381,662
The Home Depot, Inc.	196,700	13,725,726
L Brands, Inc. (a)	31,476	1,405,718
Lowe’s Cos., Inc.	146,090	5,539,733
O’Reilly Automotive, Inc. (b)	14,663	1,503,691
PetSmart, Inc.	14,144	878,342
Ross Stores, Inc.	29,267	1,774,166
Staples, Inc. (a)	88,564	1,189,415
Tiffany & Co. (a)	15,663	1,089,205
TJX Cos., Inc.	95,922	4,484,353
Urban Outfitters, Inc. (b)	14,425	558,824

		40,526,129

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	36,982	$1,848,730
Fossil, Inc. (b)	7,038	679,871
NIKE, Inc., Class B	95,492	5,634,983
PVH Corp.	10,280	1,098,007
Ralph Lauren Corp.	8,002	1,354,818
VF Corp. (a)	11,596	1,945,229

		12,561,638

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	62,298	538,255
People’s United Financial, Inc. (a)	44,710	600,902

		1,139,157

Tobacco – 1.7%
Altria Group, Inc.	264,488	9,095,742
Lorillard, Inc.	49,963	2,016,007
Philip Morris International, Inc.	216,815	20,100,919
Reynolds American, Inc.	42,378	1,885,397

		33,098,065

Trading Companies & Distributors – 0.2%
Fastenal Co. (a)	35,494	1,822,617
W.W. Grainger, Inc.	7,868	1,770,143

		3,592,760

Wireless Telecommunication Services – 0.3%
Crown Castle International Corp. (b)	38,556	2,685,040
MetroPCS Communications, Inc. (b)	42,084	458,715
Sprint Nextel Corp. (b)	395,938	2,458,775

		5,602,530

Total Long-Term Investments (Cost – $1,294,520,804) – 96.1%		1,839,359,907

	Shares	Value
Short-Term Securities
Money Market Funds – 9.7%
BlackRock Cash Fund: Institutional, SL Agency Shares, 0.19% (c)(d)(e)	167,730,086	$167,730,086
BlackRock Cash Fund: Prime, SL Agency Shares, 0.16% (c)(d)(e)	17,208,043	17,208,043

		184,938,129

	Par (000)
US Treasury Obligations – 0.2%
US Treasury Bill, 0.06%, 6/20/13 (f)(g)	$4,254	4,254,411

Total Short-Term Securities (Cost – $189,192,540) – 9.9%		189,192,540

Total Investments (Cost – $1,483,713,344*) – 106.0%		2,028,552,447
Liabilities in Excess of Other Assets – (6.0)%		(115,707,365)

Net Assets – 100.0%		$1,912,845,082

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,537,238,847

Gross unrealized appreciation	$664,509,542
Gross unrealized depreciation	(173,195,942)

Net unrealized appreciation	$491,313,600

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

(c)

Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Shares Purchased		Shares Sold	Shares Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain

BlackRock, Inc.	16,465	79		—	16,544	$4,249,823	$27,661	—
BlackRock Cash Fund:
Institutional, SL Agency Shares	132,083,169	35,646,917	[1]	—	167,730,086	$167,730,086	$131,598	—
BlackRock Cash Fund:
Prime, SL Agency Shares	22,497,136	—		(5,289,093)[2]	17,208,043	$17,208,043	$16,391	—
The PNC Financial Services Group, Inc.	69,347	161		—	69,508	$4,622,282	$27,739	—

1 Represents net shares purchased.

2 Represents net shares sold.

(d)	Represents the current yield as of report date.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.
(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
941	S&P 500 E-Mini	Chicago Mercantile	June 2013	$73,525,035	$1,265,733

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access.

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,839,359,907	—	—	$1,839,359,907
Short-Term Securities:
Money Market Funds	184,938,129	—	—	184,938,129
US Treasury Obligations	—	$ 4,254,411	—	4,254,411
Total	$2,024,298,036	$ 4,254,411	—	$2,028,552,447
[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$1,265,733	—	—	$1,265,733

[2]    Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$338,678	—	—	$338,678
Liabilities:
Collateral on securities loaned at value	—	$ (117,989,055)	—	(117,989,055)
Total	$338,678	$ (117,989,055)	—	$(117,650,377)

There were no transfers between levels during the period ended March 31, 2013.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President (principal executive officer)

Date 5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President (principal executive officer)

Date 5/28/13

By (Signature and Title)	/s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer (principal financial officer)

Date 5/28/13